Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000030134 | 13050350
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030134 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000030134 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030134 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030134 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192686 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000192686 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192686 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000192686 | A
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000192686 | BBB
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000192686 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000192686 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000090717 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000090717 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000090717 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090717 | AA
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000090717 | A
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000090717 | BBB
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000090717 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000090717 | B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000090717 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090717 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090717 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091758 | 13054311
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000091758 | 13050012
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091758 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000091758 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091758 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000091758 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000091758 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%